Description of Plan	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Description of Plan [Line Items]
Description of Plan	Description of the Plan
The following description of The Bank of America 401(k) Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan’s Summary Plan Description and any supplements thereto for a more complete description of applicable Plan provisions. Other Plan provisions may also apply to participants from predecessor plans assumed by Bank of America Corporation (the Corporation) and merged into the Plan.

Plan Sponsor and Participating Employers
The Corporation is the Plan Sponsor. Participating employers in the Plan include the Corporation and certain of the Corporation’s principal subsidiaries.

Plan Administrator
The Plan is administered by the Bank of America Corporation Corporate Benefits Committee (the Committee). The Compensation and Human Capital Committee of the Board of Directors of the Corporation delegated to the Global Human Resources Executive of the Corporation the authority to select members of the Committee. Members of the Committee serve without compensation and act by majority vote. The Committee has overall responsibility for the operation and administration of the Plan including the power to construe and interpret the Plan, decide all questions that arise thereunder and to delegate responsibilities.

Plan Trustee
Bank of America, N.A. (BANA) is the Plan Trustee.

General
The Plan is a defined contribution retirement plan providing retirement benefits for the employees of the Corporation and participating subsidiaries. It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Full-time, part-time and temporary employees paid by US payroll are eligible to participate in the Plan after hire. However, any employee hired on or after April 1, 2021, and classified as an “intern” under the personnel policy of a participating employer, must perform at least 1,000 Hours of Service in a 12-month period or 500 Hours of Service during two consecutive 12-month eligibility computation periods, to participate in the Plan.

The Plan has an automatic enrollment feature for newly-hired employees with a default elective deferral rate of 3% of covered compensation, subject to a 45-day opt-out election, with automatic annual increases of 1% up to a ceiling of 5%.

Participant Contributions
All employees covered by the Plan are eligible to make pre-tax and Roth (after-tax) contributions as soon as administratively practical after employment commences. Each participant may elect to make pre-tax and Roth (after-tax) contributions to the Plan through payroll deductions up to 75% of such participant’s Plan-eligible compensation (as defined in the Plan document) for each pay period.

In accordance with federal law, 2025 annual pre-tax and/or Roth (after tax) contributions were limited to $23,500 for participants. Additional 2025 contributions of $7,500 were permitted for participants age 50 and older. Participants who are age 60 through 63 at the end of any Plan year were eligible to make an additional enhanced catch-up contribution up to the greater of (i) $10,000 or (ii) 150% of the standard catch-up contributions ($11,250).

Employer Contributions
All active participants in the Plan are eligible to receive company matching contributions and an annual company contribution after completing 12 months of service. Any pre-tax and/or Roth (after-tax) contributions made prior to completing 12 months of service are not eligible for the company matching contribution. The company matching contribution is calculated and allocated to the participant’s account on a pay period basis beginning the first of the month after the participant earns 12 months of vesting service and equals up to 5% of Plan-eligible compensation (subject to the Plan’s applicable match-eligible compensation limit) contributed by the participant for the pay period. The company matching contribution is made in cash and directed to the same investment choices as the pre-tax and/or Roth (after-tax) contributions. An end of year “true-up” matching contribution is also provided.
The Corporation also provides an annual company contribution equal to 2% (3% if the participant has at least 10 years of vesting service) of the participant’s Plan-eligible compensation, subject to the Plan’s applicable compensation limit, that is paid after the participant earns 12 months of vesting service.

Employer contributions are made in the form of cash. After consideration of forfeitures, the actual cash remitted by the Corporation was $1,287,347,383 for 2025.

Payment of Benefits
While still in service, participants may generally withdraw employee and employer vested contributions as follows:

(1) Employee contributions may be withdrawn in the case of financial hardship within the meaning of Section 401(k) of the Internal Revenue Code (IRC), disability or after age 59½;

(2) Company matching contributions for 2005 and later Plan years may be withdrawn in the case of disability or after age 59½;

(3) Company matching contributions for pre-2005 Plan years may be withdrawn in the case of financial hardship (as referenced above), disability, after 5 years of Plan participation, or after age 59½; and

(4) As of July 11, 2024, generally a distribution of up to $1,000 may be made from a participant’s vested account for an unforeseeable or immediate financial need relating to necessary personal or family emergency expenses.

Following a participant’s death, disability, retirement or other separation from service, all vested amounts held in the Plan for a participant’s benefit are payable in a single lump sum. The form of payment is cash, except to the extent that the participant elects to have the portion of his/her account invested in the Bank of America Corporation Common Stock Fund distributed in shares of Bank of America Corporation common stock. A participant or a beneficiary may receive distributions under one of several options. The options are as follows: a lump-sum distribution of cash and/or shares of Bank of America Corporation common stock, transfer to an individual retirement account or other brokerage account, or, in the event of a disability or for a participant who meets the Rule of 60, or an eligible beneficiary, a withdrawal in the form of a single lump sum or in quarterly or annual installments for up to 15 years. The Plan provides other payment methods for certain participants in predecessor plans merged with the Plan.

Vesting of Benefits
Each participant is 100% vested in the participant’s pre-tax, Roth (after-tax) and rollover contributions to the Plan and company matching as well as earnings thereon.

The annual company contribution, including earnings thereon, is fully vested after completion of 36 months of vesting service (with accelerated vesting upon the attainment of normal retirement age or in the event of retirement, qualifying severance, divestiture or death) and is forfeited if a participant terminates employment prior to completing such vesting service requirement.

Participant Accounts
Each participant’s account is credited with the allocation of the participant’s pre-tax, Roth (after-tax) rollover, company matching and annual company contributions (and in earlier years, a welcome contribution). Earnings for all funds are allocated to a participant’s account on a daily basis based on the participant’s account balance in relation to the total fund balance. Participants may elect to have the dividends earned on the Corporation’s stock allocated to their accounts paid directly to them in cash or reinvested in the Plan. Interest on participant notes receivable is credited to the accounts of the participant.
Participant Notes Receivable
Generally, active participants in the Plan are eligible for loans from the Plan. A maximum of two outstanding loans is permitted at any time. Interest rates on loans are generally calculated based on the prime rate as published by Reuters on the last business day of the month prior to the month the loan was obtained. Interest rates on the loans are fixed. General purpose loans have a term of 1 to 5 years and principal residence loans have a term of 1 to 15 years. The maximum loan amount that may be obtained is the lesser of (a) 50% of the participant’s vested account balance reduced by any outstanding loan balance or (b) $50,000 reduced by the highest outstanding balance of loans under the Plan and under any tax-qualified plans maintained by affiliates during the 12-month period ending on the day before the loan was made.

Each loan bears an interest rate equal to the prime rate plus 1% and is fixed for the life of the loan. Interest rates ranged from 3.25% to 10.50% for loans to participants as of December 31, 2025 and 2024. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Investment Alternatives
The Plan provides participants with a total of 31 investment alternatives as of December 31, 2025. Investment alternatives include 4 mutual funds, 25 collective investment funds (including 10 LifePath Index funds), a Stable Value Fund and the Bank of America Corporation Common Stock Fund (invests primarily in the Corporation’s common stock).
Participants may elect to modify existing investment allocations on a periodic basis subject to the provisions of the Plan.